Rule 497(d)

                                     FT 738

                Supplement to the Prospectus dated July 16, 2003

         Notwithstanding anything to the contrary in the Prospectus, for purchases of at least $100,000 but less than $250,000, the maximum sales charge will be 4.45%.

August 20, 2003